Fresh Start Accounting - Reorganization Adjustments, Retained Loss (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended	4 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity		$ 0
Issuance of common stock		(1,495,000)	$ (1,244,000)	$ (299)
Retained profit
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity	$ 3,513,000	3,513,000
Issuance of common stock	(4,000)	4,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Pre-tax gain on settlement of liabilities subject to compromise	3,581,000
Reversal of the release of certain general unsecured operating accruals	35,000
Payment of success-based advisor fees	(28,000)
Expense of Predecessor Directors & Officers insurance policy	(17,000)
Impact to net income	3,571,000	$ 3,571,000
Net impact to retained loss	$ 7,080,000